Notes Payable, net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Debt
Notes payable, net consisted of the following (in thousands):

Indebtedness	Subsidiary	Maturity	Interest Rate	March 31, 2018	December 31, 2017
Senior revolving credit facility	Ashford Inc.	March 1, 2021	Base Rate(3) + 2.00% to 2.50% or LIBOR(4) + 3.00% to 3.50%	$—	$—
Term loan	J&S	November 1, 2022	One-Month LIBOR(2) + 3.25%	9,667	9,917
Revolving credit facility	J&S	November 1, 2022	One-Month LIBOR(2) + 3.25%	1,226	814
Capital lease obligations	J&S	Various	Various - fixed	770	896
Equipment note	J&S	November 1, 2022	One-Month LIBOR(2) + 3.25%	825	—
Term Loan	J&S	November 1, 2022	One-Month LIBOR(2) + 3.25%	—	—
Revolving credit facility	OpenKey	October 31, 2018	Prime Rate(1) + 2.75%	—	—
Term loan	Pure Rooms	October 1, 2018	5.00%	160	220
Revolving credit facility	Pure Rooms	On demand	Prime Rate(1) + 1.00%	100	100
Term loan	RED	April 5, 2025	Prime Rate(1) + 1.75%	750	—
Revolving credit facility	RED	March 5, 2019	Prime Rate(1) + 1.75%	15	—
Total notes payable				13,513	11,947
Less deferred loan costs, net				(243)	(240)
Total notes payable less net deferred loan costs				13,270	11,707
Less current portion				(1,736)	(1,751)
				$11,534	$9,956

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(1)	Prime Rate was 4.75% and 4.50% at March 31, 2018 and December 31, 2017, respectively.

(2)	The one-month LIBOR rate was 1.88% and 1.56% at March 31, 2018 and December 31, 2017, respectively.

(3)	Base Rate, as defined in the senior revolving credit facility agreement, is the greater of (i) the prime rate set by Bank of America, or (ii) federal funds rate plus 0.50%, or (iii) LIBOR plus 1.00%.

(4)	Ashford Inc. may elect a 1, 2, 3 or 6 month LIBOR period for each borrowing.

Notes payable, net consisted of the following (in thousands):

Indebtedness	Subsidiary	Maturity	Interest Rate	December 31, 2017	December 31, 2016
Term loan	J&S	November 2022	One-Month LIBOR(2) + 3.25%	$9,917	$—
Revolving credit facility	J&S	November 2022	One-Month LIBOR(2) + 3.25%	814	—
Capital lease obligations (see note 7)	J&S	Various	Various - fixed	896	—
Revolving credit facility	Pure Rooms	On demand	Prime Rate (1) + 1.00%	100	—
Term loan	Pure Rooms	October 1, 2018	5.00%	220	—
Total notes payable				11,947	—
Less deferred loan costs, net				(240)	—
Total notes payable less net deferred loan costs				11,707
Less current portion				(1,751)	—
				$9,956	$—
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(1)	Prime Rate was 4.50% at December 31, 2017.

(2)	One-month LIBOR rate was 1.56% at December 31, 2017.

Schedule of Maturities of Long-term Debt
Excluding capital lease obligations (see note 7) and interest, maturities of our long-term debt for each of the next five years and thereafter are as follows (in thousands):

2018	$1,320
2019	1,000
2020	1,000
2021	1,000
2022	6,731
Thereafter	—
$11,051